CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Net of provision for doubtful accounts	$ 1
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.004	$ 0.004
Common stock, shares authorized	12,500,000	12,500,000
Common stock, shares issued	4,471,215	4,353,715
Common stock, shares outstanding	4,471,215	4,353,715